Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade Accounts Receivable [Abstract]
Summary of Trade Accounts Receivable

As of December 31, 2019, 2020 and 2021, the trade accounts receivable was comprised of the following:

	December 31, 2019		December 31, 2020		December 31, 2021
Trade accounts receivable	Ps.	1,530,432	Ps.	1,412,958	Ps.	1,876,878
Allowance for expected credit loss		(51,022)		(146,953)		(156,403)
	Ps.	1,479,410	Ps.	1,266,005	Ps.	1,720,475

Summary of Movements in Allowance For Doubtful Accounts

The movements for bad debt expense in the expected credit loss are recognized under cost of services in the consolidated statement of profit or loss and other comprehensive income.

	2019		2020		2021
Beginning balance	Ps.	(48,675)	Ps.	(51,022)	Ps.	(146,953)
Bad debt expense		(22,125)		(160,538)		(53,464)
Reversal of bad debts		19,778		64,607		44,014
Ending balance	Ps.	(51,022)	Ps.	(146,953)	Ps.	(156,403)

Summary of Past Due Balances of Accounts Receivable

The following are past due balances of accounts receivable, for which there has not been a provision of allowance for doubtful accounts, according to the Company’s policy and their maturity date:

	December 31, 2019		December 31, 2020		December 31, 2021
Accounts receivables past due from 1 to 30 days	Ps.	133,533	Ps.	55,461	Ps.	91,697
Accounts receivables past due 31 to 60 days		91,640		25,223		24,029
Accounts receivables past due 61 to 90 days		30,832		15,736		8,005
Accounts receivables past due more than 90 days		24		4		12,762
	Ps.	256,029	Ps.	96,424	Ps.	136,493

Summary of Percentage of Main Clients of Company with Relation to Total of Trade Accounts Receivable

The following is the percentage of the main clients of the Company with relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that correspond to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2019		December 31, 2020		December 31, 2021
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	17.8%	3.8%	32.5%	4.2%	23.8%	2.0%
Aeroenlaces Nacionales, S.A. de C.V.	8.7%	1.4%	19.2%	1.7%	15.6%	1.3%
American Airlines	4.1%	0.3%	3.4%	0.8%	4.8%	0.6%
Aerovías de México, S.A. de C.V.	5.9%	0.8%	5.1%	0.5%	8.5%	0.5%